Other Finance Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Other Finance Expenses
Schedule of components of interest expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2023	2022	2023	2022
Interest expense	$17,349	$7,449	$34,121	$13,574
Amortization of debt issuance cost and fair value of debt assumed	758	852	1,355	1,452
Total interest expense	$18,107	$8,301	$35,476	$15,026

Schedule of components of other finance expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2023	2022	2023	2022
Bank fees, charges	$112	$(3)	$184	$89
Commitment fees	—	106	—	223
Total other finance expense	$112	$103	$184	$312